Financial Instruments - Cash Flow Reclassification of Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Property, plant and equipment	$ 1.2	$ 1.0
Reclassification adjustments on cash flow hedges, net of tax	2.6	26.0
Realized hedge (gain) loss reclassified from cash flow hedge reserve	3.8	27.0
Revenues
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	0.0	32.5
Cost of sales
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	(2.2)	6.5
General and administrative expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ (0.4)	$ 0.0